Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (31,434)	$ (1,709,339)	$ (1,127,612)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability		(109,002)	(5,892)
Interest earned on marketable securities held in Trust Account		(81,973)	(1,299)
Changes in operating assets and liabilities:
Prepaid expenses		72,868	(321,590)
Accounts payable and accrued expenses	(32,301)	1,029,259	687,531
Deferred offering costs	(119,184)
Net cash used in operating activities	(182,919)	(798,187)	(768,862)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment of cash in Trust Account			(57,338,908)
Net cash used in investing activities			(57,338,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable – related party	300,000	800,000	300,000
Repayments of notes payable – related party			(300,000)
Issuance of common stock to founders for cash			25,000
Cash proceeds from sale of Units, net of underwriting discounts paid			55,905,720
Cash proceeds from sale of Private Units			2,945,980
Cash proceeds from issuance of underwriter’s unit purchase option			100
Payment of offering costs			(614,088)
Net cash provided by financing activities	300,000	800,000	58,262,712
NET CHANGE IN CASH	117,081	1,813	154,942
Cash – Beginning of period		154,942
Cash – End of period	117,081	156,755	154,942
SUPPLEMENTAL CASH FLOW INFORMATION:
Issuance of founder shares for related party payables	25,000		25,000
Accretion of common stock to redemption value		2,294,875
Accrued offering costs	$ 79,106
Issuance of underwriter’s unit purchase option			360,000
Deferred underwriting fee payable			1,500,000
Common stock subject to redemption			$ 52,323,289